Other financial liabilities (Details Textual) Bs. in Thousands, $ in Thousands, CLF in Millions																														12 Months Ended
	Aug. 11, 2022 CLP ($)	Jul. 27, 2022	Jul. 19, 2022 CLP ($)	Jun. 30, 2022 CLP ($)	Mar. 30, 2022 CLP ($)	Jan. 19, 2022 CLP ($)	Dec. 17, 2021 CLP ($)	Oct. 13, 2021 CLP ($)	Jul. 05, 2021 CLP ($)	Apr. 16, 2021 CLP ($)	Jun. 10, 2020 CLP ($)	May 05, 2020 CLP ($)	Apr. 13, 2020 CLP ($)	Mar. 17, 2020 CLP ($)	Feb. 18, 2020 CLP ($)	Dec. 09, 2019 CLP ($)	Oct. 15, 2019 CLP ($)	May 31, 2019 CLP ($)	Apr. 23, 2019 CLP ($)	Apr. 22, 2019 CLP ($)	Apr. 17, 2019 CLP ($)	Feb. 20, 2018 CLP ($)	Jul. 27, 2017	Jun. 26, 2017 CLP ($)	Apr. 13, 2017 CLP ($)	Aug. 25, 2016 CLP ($)	Jul. 15, 2015 CLP ($)	Oct. 15, 2014 CLP ($)	Mar. 23, 2009 CLP ($)	Dec. 31, 2022 CLP ($)	Dec. 31, 2021	Jun. 30, 2022 BOB (Bs.)	Apr. 21, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Jun. 10, 2020 CLF	May 05, 2020 BOB (Bs.)	May 31, 2019 BOB (Bs.)	Apr. 23, 2019 USD ($)	Jul. 18, 2018 CLP ($)	Jun. 26, 2017 BOB (Bs.)	May 10, 2015 CLP ($)	Jul. 27, 2012 CLP ($)	Mar. 23, 2009 CLF
Disclosure of other financial liabilities [Line Items]
Notional amount														$ 3,000,000,000	$ 2,000,000,000
Borrowings, maturity														March 16, 2025	February 18, 2023															May 10, 2030
Minimum equity to be maintained at the end of each semester including dividend provisioned account																																		$ 312,516,750,000
Percentage of interest in joint operations															50.00%
Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																														4.27%
Ownership percentage to be maintained for compliance purposes																																		50.00%
Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																														2.89%
Series L bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																														1.21%
Series M bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate											1.60%																								1.60%
Borrowings, maturity											June 10, 2020
Borrowings, interest rate basis																														0.87%
Number of days calculated on Equal Semester											180 days
Interest accured on each semester											0.7968%
Borrowings											$ 2,000,000																			$ 70,221,960,000
Series D bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																														0.53%
Series P Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate					3.35%
Borrowings, maturity					March 30, 2022
Borrowings, interest rate basis																														3.36
Number of days calculated on Equal Semester					180 days
Interest accured on each semester					1.60%
Borrowings					$ 2,000,000																									$ 70,221,960,000
Series International [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																														3.30
Series R Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate basis																														2.81
Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount			$ 2,000,000,000
Borrowings, maturity			July 18, 2025
Financial Ratios Compliance Description																														Maintain at the end of each quarter a level of Consolidated Net Financial Debt reflected in each of its quarterly Consolidated Financial Statements not greater than 1,5 times defined as the ratio between Net Financial Debt and Total Adjusted Equity
Banco del Estado de Chile [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Non-current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral																														$ 10,000,000
Compania Pisquera Chile S.A. [Member] | Bottom of range [member] | Indirect ownership [Member] | Holding subsidiary shareholding amendment agreement [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																														50.10%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																										$ 16,000,000,000
Borrowings, maturity		loan was renewed for 5 years, with maturity on July 27, 2027.																					loan was renewed for 5 years, with maturity on July 27, 2022.
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate		8.664%																					4.68%																			7.17%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Fixed interest rate [member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																										6.86%
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																														Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Description of ownership percentage compliance																														To maintain, either directly or indirectly, ownership over more than 50% of the subscribed and paid-up shares and over the voting rights of the following companies: Cervecera CCU Chile Limitada and Embotelladoras Chilenas Unidas S.A.
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																														Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																											4.25%
Notional amount																														$ 47,878,631,000													CLF 2
Borrowings, maturity																													March 15, 2030
Borrowing costs incurred																													$ 156,952,000
Compania Cervecerias Unidas S.A. [Member] | Series L bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate											0.5982%																								0.5982%
Notional amount | CLF																																			CLF 3
Borrowings, maturity											December 1, 2023
Minimum equity to be maintained at the end of each semester including dividend provisioned account																														$ 312,516,750,000
Financial expenses coverage ratio minimum																														3
Lien free assets coverage ratio minimum																														1.2
Compania Cervecerias Unidas S.A. [Member] | Series M bonds [Member]
Disclosure of other financial liabilities [Line Items]
Minimum equity to be maintained at the end of each semester including dividend provisioned account																														$ 312,516,750,000
Ownership percentage to be maintained for compliance purposes																														1.20%
Financial expenses coverage ratio minimum																														3
Adjusted debt equity ratio maximum limit																														1.5
Lien free assets coverage ratio minimum																														50
Compania Cervecerias Unidas S.A. [Member] | Series P Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Minimum equity to be maintained at the end of each semester including dividend provisioned account					$ 312,516,750,000
Ownership percentage to be maintained for compliance purposes					1.20%
Financial expenses coverage ratio minimum					3
Adjusted debt equity ratio maximum limit					1.5
Lien free assets coverage ratio minimum					50
Compania Cervecerias Unidas S.A. [Member] | Series International [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate						3.35%
Notional amount						$ 600,000,000,000																								$ 513,516,000,000
Borrowings, maturity						January 19, 2032
Borrowings Term						10
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																									$ 40,000,000,000
Borrowings, maturity																									April 13, 2022
Description of production installed capacity in hectoliters for a year																														Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectoliters a year, except in the cases and under the terms of the contract.
Compania Cervecerias Unidas S.A. [Member] | Banco de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount								$ 90,000,000,000
Borrowings, maturity								April 6, 2023
Cerveceria Kunstmann S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																														50.0007%	50.0007%
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																$ 10,000,000,000					$ 1,000,000,000
Borrowings, maturity																December 9, 2025					April 16, 2021
Cerveceria Kunstmann S.A. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																				$ 2,000,000,000
Borrowings, maturity																				April 21, 2021
Cerveceria Kunstmann S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount	$ 6,750,000,000									$ 1,000,000,000																	$ 4,000,000,000						$ 2,000,000,000
Borrowings, maturity	August 11, 2027									April 17, 2023																	July 14, 2020			April 21, 2023
Cerveceria Kunstmann S.A. [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																										$ 400,000,000
Borrowings, maturity																										August 24, 2018
Vina San Pedro Tarapaca S.A [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																														84.6824%	84.4969%
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																														$ 9,927,976,000									$ 11,600,000,000
Vina San Pedro Tarapaca S.A [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																			$ 11,982,040,000																			$ 14,000,000
Borrowings, maturity																			April 22, 2022
Vina San Pedro Tarapaca S.A [Member] | Series D bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate											1.20%																								1.20%
Notional amount																														$ 105,332,940,000
Borrowings, maturity											June 1, 2027
Vina San Pedro Tarapaca S.A [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																												$ 13,342,172,000
Borrowings, maturity																												October 15, 2019
Vina San Pedro Tarapaca S.A [Member] | Banco del Estado de Chile [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																												$ 380,000,000
Vina San Pedro Tarapaca S.A [Member] | Banco de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount													$ 10,664,833,000				$ 10,664,833,000
Borrowings, maturity																	April 10, 2020
Financial Ratios Compliance Description													April 13, 2021.
CCU-Nestle Chile S.A. [Member] | Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Description of minimum equity requirement																															Maintain an Adjusted Equity at a consolidated level for an amount of at least equal to ThCh$ 312,516,750.
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																														51.00%	51.00%
Bebidas Bolivianas BBO S.A. [Member] | Banco Mercantil Santa Cruz SA [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount				$ 664,038,000								$ 1,687,148,000						$ 4,217,871,000						$ 8,451,269,000								Bs. 5,400,000				Bs. 13,720,000	Bs. 34,300,000			Bs. 68,877,500
Borrowings, maturity				May 29, 2028								April 25, 2022						April 8, 2029						May 1, 2027
Milotur S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																														100.00%	100.00%
Milotur S.A. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																						$ 15,139,864,800								$ 1,800,569,000
Borrowings, maturity																						February 20, 2021.
Bebidas CCU Pepsico SPA [Member]
Disclosure of other financial liabilities [Line Items]
Percentage of interest in joint operations															50.00%
Cervecera Guayacan SpA. [Member]
Disclosure of other financial liabilities [Line Items]
Proportion of ownership interest in subsidiary																														25.0006%	25.0006%
Cervecera Guayacan SpA. [Member] | Banco Itau Corpobanca [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Notional amount																														$ 107,685,000											$ 3,067,000
Cervecera Guayacan SpA. [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount							$ 3,663,000		$ 2,110,000
Borrowings, maturity							128,612		74,084